Summary of significant accounting policies - Foreign currency exchange (Details) $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of significant accounting policies
Net unrealized foreign currency translation losses	$ 237.5	$ 202.4
Swedish kronor
Summary of significant accounting policies
Currency Closing Rate	9.3210	8.9397
British pound
Summary of significant accounting policies
Currency Closing Rate	0.7568	0.7850
Euro
Summary of significant accounting policies
Currency Closing Rate	0.8912	0.8734
Canadian dollar
Summary of significant accounting policies
Currency Closing Rate	1.3003	1.3614